Reclassification of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statement of Cash Flows (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)
Condensed Cash Flow Statements, Captions [Line Items]
Interest received
Interest received	RM 957,249	$ 227,105	1,607,963	776,511
Proceed from redemption of non-convertible redeemable of preference shares by non-controlling interest of a subsidiary
Proceed from redemption of non-convertible redeemable of preference shares by non-controlling interest of a subsidiary			(1,000)	1,000
Previously reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Interest received			1,607,963	776,511
Interest received
Proceed from redemption of non-convertible redeemable of preference shares by non-controlling interest of a subsidiary			(1,000)
Proceed from redemption of non-convertible redeemable of preference shares by non-controlling interest of a subsidiary
Adjustments/ Reclassification [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Interest received			(1,607,963)	(776,511)
Interest received			1,607,963	RM 776,511
Proceed from redemption of non-convertible redeemable of preference shares by non-controlling interest of a subsidiary			1,000
Proceed from redemption of non-convertible redeemable of preference shares by non-controlling interest of a subsidiary			RM (1,000)